DEBT - NR Satu Facility Narrative (Details) $ in Thousands		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2016 USD ($) tranche	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Total debt		$ 1,374,710	$ 1,331,112
Restricted Cash and Cash Equivalents		162,415	193,273
NR Satu Facility
Debt Instrument [Line Items]
Term of loan	7 years
Maximum borrowing capacity		$ 175,000
Number of tranches | tranche		2
Line of credit facility, interest rate description		LIBOR plus a margin of 3.5%
Proceeds from lines of credit	$ 155,000
Total debt		$ 117,800	112,100
NR Satu Facility | Term Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		155,000
Final balloon payment		52,500
NR Satu Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		20,000
Proceeds from lines of credit		20,000
Secured Debt | NR Satu Facility
Debt Instrument [Line Items]
Restricted Cash and Cash Equivalents		$ 10,361	$ 10,281